Interest and Finance Costs - 20F (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 5,008	$ 241	$ 1,353	$ 811	$ 5,075
Interest on revolving credit facility			0	396	2,144
Amortization of debt issuance costs	186	23	72	0	1,090
Arrangement fees on undrawn facilities			0	246	0
Other	11	16	35	10	80
Total	5,205	280	1,460	1,463	8,389
Interest and Finance Costs - Related Party [Abstract]
Convertible notes interest expense	924	119	265	0	0
Convertible notes amortization of debt discount	688	227	334	0	0
Gain on extinguishment of convertible notes	0	(200)	(200)	0	0
Total	$ 1,612	$ 146	$ 399	$ 0	$ 0